UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

January 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.73%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16(a)	$462,081	$490,167,102
0.13%, 01/15/22	115,000	119,905,853
0.50%, 04/15/15(a)	525,537	557,643,915
0.63%, 04/15/13	351,468	359,869,850
0.63%, 07/15/21(a)	838,165	923,029,461
1.13%, 01/15/21(a)	1,149,920	1,315,580,785
1.25%, 04/15/14(a)	424,680	449,828,542
1.25%, 07/15/20(a)	912,186	1,057,138,450
1.38%, 07/15/18(a)	460,642	532,185,540
1.38%, 01/15/20(a)	628,962	731,855,979
1.63%, 01/15/15(a)	697,889	761,789,075
1.63%, 01/15/18(a)	453,904	526,953,633
1.75%, 01/15/28(a)	471,262	585,028,070
1.88%, 07/15/13(a)	922,636	970,929,852
1.88%, 07/15/15(a)	749,410	837,934,395
1.88%, 07/15/19(a)	586,164	705,503,856
2.00%, 01/15/14(a)	857,708	916,541,544
2.00%, 07/15/14(a)	698,718	760,838,160
2.00%, 01/15/16(a)	1,082,907	1,228,930,506
2.00%, 01/15/26(a)	618,002	782,159,273
2.13%, 01/15/19(a)	429,747	520,799,106
2.13%, 02/15/40(a)	402,240	561,690,227
2.13%, 02/15/41(a)	569,749	800,764,049
2.38%, 01/15/17(a)	569,944	673,691,640
2.38%, 01/15/25(a)	855,088	1,118,696,024
2.38%, 01/15/27(a)	448,654	596,990,304
2.50%, 07/15/16(a)	572,793	673,657,943
2.50%, 01/15/29(a)	479,150	658,307,099
2.63%, 07/15/17(a)	408,171	495,480,762
3.00%, 07/15/12	36,124	36,970,189
3.38%, 04/15/32	149,502	238,128,572
3.63%, 04/15/28(a)	608,401	933,040,552
3.88%, 04/15/29	707,315	1,135,241,114

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $20,252,837,203)		23,057,271,422

Security	Shares	Value

SHORT-TERM INVESTMENTS—41.03%

MONEY MARKET FUNDS—41.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	8,472,793,017	8,472,793,017
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(b)(c)(d)	807,387,668	807,387,668

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS TIPS BOND FUND

January 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	204,933,607	204,933,607

		9,485,114,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,485,114,292)		9,485,114,292

TOTAL INVESTMENTS IN SECURITIES—140.76%
(Cost: $29,737,951,495)		32,542,385,714
Other Assets, Less Liabilities—(40.76)%		(9,422,744,795)

NET ASSETS—100.00%		$23,119,640,919

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

January 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.83%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16(a)	$33,004	$35,009,704
0.50%, 04/15/15	18,588	19,724,098
0.63%, 04/15/13	12,938	13,247,699
1.25%, 04/15/14	13,591	14,396,237
1.63%, 01/15/15	16,960	18,513,395
1.88%, 07/15/13(a)	20,882	21,974,958
1.88%, 07/15/15(a)	16,418	18,357,882
2.00%, 04/15/12	4,459	4,488,047
2.00%, 01/15/14	20,141	21,522,254
2.00%, 07/15/14	19,323	21,041,220
2.00%, 01/15/16	15,941	18,090,857
2.38%, 01/15/17	13,896	16,425,881
2.50%, 07/15/16	16,080	18,911,790
3.00%, 07/15/12	30,102	30,807,439

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $268,411,242)		272,511,461

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.34%

MONEY MARKET FUNDS—14.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	22,017,749	22,017,749
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(b)(c)(d)	2,098,111	2,098,111
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	15,036,606	15,036,606

		39,152,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,152,466)		39,152,466

TOTAL INVESTMENTS IN SECURITIES—114.17%
(Cost: $307,563,708)		311,663,927
Other Assets, Less Liabilities—(14.17)%		(38,685,348)

NET ASSETS—100.00%		$272,978,579

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES(a)—90.89%

AGRICULTURE—0.39%
Archer-Daniels-Midland Co.
0.67%, 08/13/12	$250	$250,488

		250,488
APPAREL—0.16%
VF Corp.
1.24%, 08/23/13	100	100,016

		100,016
AUTO MANUFACTURERS—1.46%
Daimler Finance North America LLC
1.18%, 03/28/14(b)	400	392,792
1.74%, 09/13/13(b)	200	199,731
Volkswagen International Finance NV
1.19%, 04/01/14(b)	350	343,301

		935,824
AUTO PARTS & EQUIPMENT—0.15%
Johnson Controls Inc.
0.94%, 02/04/14	100	99,920

		99,920
BANKS—60.08%
Abbey National Treasury Services PLC
2.14%, 04/25/14(c)	300	284,492
ABN Amro Bank NV
2.32%, 01/30/14(b)	400	390,579
ANZ National International Ltd.
1.56%, 12/20/13(b)	300	298,464
Australia and New Zealand Banking Group Ltd.
0.84%, 06/18/12(b)	650	650,036
1.32%, 01/10/14(b)(c)	400	398,060
Bank of America Corp.
Series L
1.97%, 01/30/14	1,450	1,403,678
Bank of New York Mellon Corp. (The)
0.82%, 07/28/14	250	247,989
Bank of Tokyo-Mitsubishi UFJ
1.17%, 02/24/14(b)	250	250,626
Barclays Bank PLC
1.33%, 03/05/12(b)(c)	400	400,024
1.62%, 01/13/14	250	244,549
BBVA U.S. Senior SA Unipersonal
2.62%, 05/16/14	200	191,837
BNP Paribas SA
0.68%, 02/01/12	250	250,000
1.48%, 01/10/14	500	481,303
BPCE SA
2.28%, 02/07/14(b)	100	95,361
Citigroup Inc.
0.81%, 06/09/16	350	288,132

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2012

0.81%, 11/05/14(c)	500	464,571
1.35%, 02/15/13	350	346,621
1.51%, 04/01/14(c)	600	574,644
2.03%, 01/13/14(c)	500	490,350
2.51%, 08/13/13	300	299,801
Commonwealth Bank of Australia
0.92%, 12/10/12(b)	400	400,918
1.07%, 06/25/14(b)	650	656,702
1.11%, 03/19/13(b)(c)	400	400,969
1.29%, 03/17/14(b)	300	294,943
Credit Agricole SA
2.01%, 01/21/14(b)	500	472,448
Danske Bank A/S
0.86%, 05/24/12(b)	400	399,817
Dexia Credit Local SA
0.93%, 03/05/13(b)(c)	300	285,126
Goldman Sachs Group Inc. (The)
1.02%, 03/22/16	500	447,089
1.18%, 09/29/14	300	282,084
1.53%, 02/07/14	1,400	1,353,276
Series B
0.96%, 07/22/15	500	454,047
HSBC Bank PLC
0.93%, 05/15/13(b)	650	646,837
1.16%, 08/12/13(b)	250	249,051
ING Bank NV
1.60%, 03/15/13(b)	750	740,094
1.88%, 10/18/13(b)	500	487,897
Intesa Sanpaolo SpA
2.91%, 02/24/14(b)	500	460,876
J.P. Morgan Chase & Co.
1.16%, 02/26/13(c)	1,350	1,358,265
1.30%, 05/02/14	1,100	1,092,488
1.36%, 01/24/14	450	448,732
2.59%, 11/18/16	500	498,858
KfW
0.56%, 01/25/13	1,150	1,149,364
0.75%, 01/17/14	1,500	1,500,073
Landwirtschaftliche Rentenbank
0.53%, 02/12/13(b)	1,600	1,600,229
Lloyds TSB Bank PLC
2.91%, 01/24/14	250	247,217
Morgan Stanley
0.88%, 01/09/14	550	517,166
1.01%, 10/18/16	350	302,800
1.05%, 10/15/15	500	444,596
1.53%, 04/29/13	600	585,051
2.16%, 01/24/14	500	480,962
3.01%, 05/14/13	500	499,660
National Australia Bank Ltd.
1.22%, 11/08/13(b)	500	499,544
1.30%, 04/11/14(b)(c)	600	591,370
1.51%, 07/25/14(b)	650	645,620
Nordea Bank AB
1.47%, 01/14/14(b)	500	492,255
PNC Funding Corp.
0.75%, 01/31/14(c)(d)	250	246,863
Royal Bank of Canada
0.69%, 12/12/12	200	200,232
0.87%, 04/17/14(c)	200	198,908
Royal Bank of Scotland Group PLC
0.78%, 03/30/12(b)	600	600,004
1.21%, 05/11/12(b)	1,200	1,202,158

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2012

Santander US Debt SA Unipersonal
1.38%, 03/30/12(b)(c)	300	299,660
Societe Generale
1.63%, 04/11/14(b)	430	405,367
Toronto-Dominion Bank (The)
0.74%, 07/26/13(c)	500	500,981
1.00%, 11/01/13	500	502,504
UBS AG Stamford
1.60%, 02/23/12	500	500,360
US Bank N.A.
0.85%, 10/14/14	350	343,762
Wachovia Bank N.A./Wells Fargo & Co.
0.92%, 11/03/14	500	476,233
Wachovia Corp./Wells Fargo & Co.
0.69%, 04/23/12	550	550,118
0.94%, 10/15/16	500	445,701
2.32%, 05/01/13	250	254,014
Wells Fargo & Co.
0.75%, 10/28/15	550	528,088
Westpac Banking Corp.
0.71%, 11/26/12(b)	500	500,110
0.73%, 12/14/12(b)	400	400,452
0.82%, 09/10/14(b)	500	502,841
1.13%, 04/08/13(b)(c)	450	451,963
1.31%, 03/31/14(b)	450	443,372

		38,591,232
BEVERAGES—1.56%
Anheuser-Busch InBev Worldwide Inc.
1.11%, 01/27/14	500	501,682
Coca-Cola Co. (The)
0.55%, 05/15/12	200	200,130
PepsiCo Inc.
0.59%, 05/10/13	300	300,601

		1,002,413
CHEMICALS—0.47%
E.I. du Pont de Nemours and Co.
0.99%, 03/25/14	300	301,428

		301,428
COMPUTERS—1.47%
Hewlett-Packard Co.
0.67%, 09/13/12	200	199,476
0.79%, 05/24/13	750	745,651

		945,127
COSMETICS & PERSONAL CARE—0.47%
Procter & Gamble Co. (The)
0.55%, 11/14/12	300	300,635

		300,635
DIVERSIFIED FINANCIAL SERVICES—11.38%
American Express Credit Corp.
1.95%, 06/19/13	550	552,616
Series C
0.40%, 02/24/12	100	100,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2012

American Honda Finance Corp.
0.73%, 08/28/12(b)	200	200,045
Credit Suisse (USA) Inc.
0.83%, 04/12/13	200	197,680
General Electric Capital Corp.
0.70%, 04/10/12	600	600,371
1.15%, 01/07/13	500	502,512
1.16%, 06/19/13	750	753,925
1.21%, 04/07/14	500	495,608
1.39%, 05/09/16	750	716,097
Series A
0.68%, 11/01/12(c)	450	450,267
0.81%, 09/15/14	250	242,924
HSBC Finance Corp.
0.82%, 01/15/14	350	333,570
0.90%, 09/14/12	250	248,606
0.91%, 07/19/12	400	398,680
0.96%, 06/01/16	250	221,702
John Deere Capital Corp.
0.72%, 07/15/13	300	300,783
Merrill Lynch & Co. Inc.
Series C
0.76%, 06/05/12	500	498,137
Swedish Export Credit Corp.
1.26%, 08/14/14	500	499,115

		7,312,638
ELECTRIC—0.78%
Pacific Gas & Electric Co.
0.94%, 11/20/12	500	500,544

		500,544
FOOD—0.86%
General Mills Inc.
0.85%, 05/16/14	300	299,847
Kraft Foods Inc.
1.46%, 07/10/13	250	250,851

		550,698
GAS—0.23%
Sempra Energy
1.31%, 03/15/14	150	149,546

		149,546
INSURANCE—2.72%
Berkshire Hathaway Finance Corp.
0.91%, 01/10/14	350	350,433
Berkshire Hathaway Inc.
0.94%, 02/11/13(c)	350	352,620
MetLife Global Funding I
1.08%, 04/10/12(b)	200	200,038
1.33%, 01/10/14(b)	200	197,821
MetLife Institutional Funding II
0.97%, 03/27/12(b)	200	199,998
1.48%, 04/04/14(b)	100	99,978
Monumental Global Funding III
0.77%, 01/15/14(b)(c)	150	146,103
Sun Life Financial Global Funding LP
0.85%, 10/06/13(b)	200	197,605

		1,744,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2012

MACHINERY—0.70%
Caterpillar Inc.
0.66%, 05/21/13	450	451,389

		451,389
MULTI-NATIONAL—1.80%
African Development Bank
0.86%, 08/04/14	450	452,679
European Investment Bank
0.83%, 03/05/12	500	500,052
Inter-American Development Bank
0.94%, 05/20/14	200	202,818

		1,155,549
OIL & GAS—1.40%
BP Capital Markets PLC
1.14%, 03/11/14(c)	300	301,049
Shell International Finance BV
0.92%, 06/22/12	200	200,492
Total Capital Canada Ltd.
0.60%, 05/13/13(c)	400	400,850

		902,391
PHARMACEUTICALS—1.72%
Johnson & Johnson
0.59%, 05/15/14	200	200,881
Sanofi
0.77%, 03/28/13(c)	350	351,198
Teva Pharmaceutical Finance Co. BV
1.42%, 11/08/13	250	251,828
Teva Pharmaceutical Finance III BV
1.07%, 03/21/14	300	299,779

		1,103,686
RETAIL—0.47%
Target Corp.
0.73%, 07/18/14	300	300,327

		300,327
SAVINGS & LOANS—1.07%
SSIF Nevada LP
1.27%, 04/14/14(b)	700	688,960

		688,960
SEMICONDUCTORS—0.31%
Texas Instruments Inc.
0.68%, 05/15/13(c)	200	200,633

		200,633

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2012

TELECOMMUNICATIONS—1.24%
Cisco Systems Inc.
0.79%, 03/14/14	200	200,321
Telefonica Emisiones SAU
0.86%, 02/04/13	200	195,226
Verizon Communications Inc.
1.18%, 03/28/14	400	401,899

		797,446

TOTAL CORPORATE BONDS & NOTES
(Cost: $58,877,871)		58,385,486

FOREIGN GOVERNMENT BONDS & NOTES(a)(e)—2.96%

CANADA—1.40%
Ontario (Province of)
0.64%, 11/19/12	400	400,109
0.94%, 05/22/12	500	500,640

		900,749
NORWAY—1.56%
Kommunalbanken AS
0.66%, 03/10/14(b)	1,000	998,705

		998,705

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,898,387)		1,899,454

Security	Principal (000s) or Shares	Value

SHORT-TERM INVESTMENTS—13.63%

U.S. GOVERNMENT OBLIGATIONS—2.80%
U.S. Treasury Bills
0.00%, 02/02/12(f)	1,800	1,799,998

		1,799,998
MONEY MARKET FUNDS—10.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(g)(h)	5,419,592	5,419,592
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(g)(h)	516,443	516,443

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(h)	1,022,400	1,022,400

		6,958,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,758,424)		8,758,433

TOTAL INVESTMENTS IN SECURITIES—107.48%
(Cost: $69,534,682)		69,043,373
Other Assets, Less Liabilities—(7.48)%		(4,807,003)

NET ASSETS—100.00%		$64,236,370

(a)	Variable rates shown are as of report date.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	Yield to maturity rounds less than 0.01%
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

January 31, 2012

Security	Principal [a] (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES—64.04%

AUSTRALIA—0.95%
Australia (Commonwealth of)
3.00%, 09/20/25	$45	$62,959
4.00%, 08/20/20	42	83,667

		146,626
BRAZIL—10.86%
Brazil (Federative Republic of)
6.00%, 08/15/14	285	366,685
6.00%, 05/15/15	549	698,520
6.00%, 05/15/35	264	347,609
6.00%, 08/15/40	198	264,410

		1,677,224
CANADA—2.50%
Canada (Government of)
2.00%, 12/01/41	98	141,945
4.25%, 12/01/26	150	243,773

		385,718
CHILE—1.07%
Chile (Republic of)
4.50%, 10/15/23	67,225	164,875

		164,875
FRANCE—9.51%
France (Republic of)
0.45%, 07/25/16	456	605,546
1.10%, 07/25/22	170	221,201
3.00%, 07/25/12	172	231,032
3.15%, 07/25/32	243	410,312

		1,468,091
GERMANY—2.82%
Germany (Federal Republic of)
1.50%, 04/15/16	226	324,747
1.75%, 04/15/20	73	110,962

		435,709
GREECE—0.17%
Hellenic Republic
2.90%, 07/25/25	108	26,800

		26,800
ISRAEL—1.70%
Israel (State of)
0.50%, 06/30/13	240	67,641
3.50%, 04/30/18	357	125,715
4.00%, 05/30/36	180	69,536

		262,892

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

January 31, 2012

ITALY—5.20%
Italy (Republic of)
2.10%, 09/15/17	409	467,939
2.15%, 09/15/14	92	117,736
2.35%, 09/15/35	125	104,070
3.10%, 09/15/26	113	113,070

		802,815
JAPAN—1.70%
Japan (Government of)
1.10%, 09/10/16	8,648	117,712
1.20%, 12/10/17	10,526	144,159

		261,871
MEXICO—1.90%
United Mexican States
2.50%, 12/10/20	1,955	153,853
4.00%, 11/15/40	994	83,647
5.50%, 12/20/12	710	56,672

		294,172
POLAND—0.24%
Poland (Republic of)
3.00%, 08/24/16	115	36,642

		36,642
SOUTH AFRICA—1.21%
South Africa (Republic of)
2.50%, 01/31/17	811	111,070
3.45%, 12/07/33	503	75,357

		186,427
SOUTH KOREA—0.17%
Korea (Republic of)
2.75%, 06/10/20	26,485	26,879

		26,879
SWEDEN—1.51%
Sweden (Kingdom of)
3.50%, 12/01/15	640	130,398
3.50%, 12/01/28	375	102,165

		232,563
TURKEY—1.76%
Turkey (Republic of)
4.00%, 04/01/20	103	58,458
7.00%, 10/01/14	350	214,222

		272,680

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

January 31, 2012

UNITED KINGDOM—20.77%
United Kingdom
0.63%, 03/22/40	320	606,815
0.75%, 03/22/34	34	63,008
0.75%, 11/22/47	69	142,709
1.25%, 11/22/17	117	213,766
1.25%, 11/22/27	154	302,402
1.25%, 11/22/55	160	408,325
1.88%, 11/22/22	101	202,332
2.50%, 07/26/16	131	709,442
4.13%, 07/22/30	112	557,812

		3,206,611

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $9,948,930)		9,888,595

U.S. GOVERNMENT OBLIGATIONS—34.16%
U.S. Treasury Inflation-Indexed Bonds
1.13%, 01/15/21	942	1,077,421
1.63%, 01/15/18	606	703,324
1.88%, 07/15/13	1,017	1,070,458
2.00%, 01/15/16	646	733,450
2.00%, 01/15/26	308	389,656
2.13%, 02/15/41	252	354,278
3.88%, 04/15/29	589	945,802

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,970,430)		5,274,389

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	91,784	91,784

		91,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,784)		91,784

TOTAL INVESTMENTS IN SECURITIES—98.79%
(Cost: $15,011,144)		15,254,768
Other Assets, Less Liabilities—1.21%		186,546

NET ASSETS—100.00%		$15,441,314

(a)	Principal amounts shown are in the local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

January 31, 2012

Security	Principal [a] (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES—98.56%

AUSTRALIA—4.62%
Australia (Commonwealth of)
2.50%, 09/20/30	$170	$224,156
3.00%, 09/20/25	441	617,003
4.00%, 08/20/15	260	499,053
4.00%, 08/20/20	328	653,396

		1,993,608
BRAZIL—14.82%
Brazil (Federative Republic of)
6.00%, 08/15/12	400	502,547
6.00%, 05/15/13	866	1,090,117
6.00%, 05/15/15	48	61,073
6.00%, 05/15/17	1,000	1,277,600
6.00%, 08/15/20	1,100	1,427,701
6.00%, 08/15/24	274	359,966
6.00%, 05/15/35	309	406,860
6.00%, 05/15/45	330	436,996
6.00%, 08/15/50	630	837,810

		6,400,670
CANADA—4.51%
Canada (Government of)
1.50%, 12/01/44	118	156,031
2.00%, 12/01/41	215	312,262
3.00%, 12/01/36	188	309,737
4.00%, 12/01/31	212	370,678
4.25%, 12/01/26	491	798,413

		1,947,121
CHILE—4.48%
Chile (Republic of)
3.00%, 07/01/13	112,042	230,855
3.00%, 02/01/21	515,392	1,109,352
3.00%, 03/01/27	112,042	238,220
3.00%, 01/01/30	67,225	143,301
3.00%, 01/01/40	22,408	47,070
4.50%, 10/15/23	67,225	164,875

		1,933,673
FRANCE—12.50%
France (Republic of)
0.45%, 07/25/16	304	404,151
1.00%, 07/25/17	1,294	1,743,288
1.10%, 07/25/22	541	703,338
1.60%, 07/25/15	390	540,884
1.80%, 07/25/40	283	402,218
1.85%, 07/25/27	82	113,720
2.50%, 07/25/13	563	780,919
3.15%, 07/25/32	190	321,378
3.40%, 07/25/29	230	387,953

		5,397,849

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

January 31, 2012

GERMANY—4.34%
Germany (Federal Republic of)
0.75%, 04/15/18	83	117,814
1.50%, 04/15/16	461	662,440
1.75%, 04/15/20	435	659,184
2.25%, 04/15/13	320	434,097

		1,873,535
GREECE—1.62%
Hellenic Republic
2.30%, 07/25/30	1,513	307,325
2.90%, 07/25/25	1,573	391,272

		698,597
ISRAEL—4.43%
Israel (State of)
0.50%, 06/30/13	756	213,070
3.50%, 04/30/18	831	292,631
4.00%, 07/31/24	1,649	639,402
4.00%, 05/30/36	441	170,362
5.00%, 04/30/15	1,462	596,517

		1,911,982
ITALY—6.78%
Italy (Republic of)
2.10%, 09/15/16	681	808,918
2.10%, 09/15/17	424	485,986
2.10%, 09/15/21	683	675,510
2.15%, 09/15/14	382	487,546
2.35%, 09/15/35	254	211,032
2.55%, 09/15/41	224	188,508
3.10%, 09/15/26	73	72,981

		2,930,481
JAPAN—4.55%
Japan (Government of)
1.00%, 06/10/16	26,573	357,878
1.10%, 09/10/16	32,199	438,291
1.20%, 12/10/17	29,194	399,836
1.40%, 03/10/18	55,469	769,588

		1,965,593
MEXICO—4.48%
United Mexican States
2.50%, 12/10/20	6,042	475,529
3.50%, 12/19/13	1,804	144,670
3.50%, 12/14/17	4,260	362,967
4.00%, 11/15/40	1,264	106,391
4.50%, 12/18/14	3,787	318,086
4.50%, 11/22/35	5,856	527,591

		1,935,234
POLAND—2.68%
Poland (Republic of)
2.75%, 08/25/23	443	134,246
3.00%, 08/24/16	3,217	1,025,185

		1,159,431

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

January 31, 2012

SOUTH AFRICA—4.51%
South Africa (Republic of)
2.50%, 01/31/17	2,919	399,851
2.75%, 01/31/22	3,344	453,506
3.45%, 12/07/33	1,608	240,725
5.50%, 12/07/23	4,955	854,521

		1,948,603
SOUTH KOREA—1.86%
Korea (Republic of)
1.50%, 06/10/21	547,320	512,304
2.75%, 06/10/20	287,191	291,463

		803,767
SWEDEN—4.37%
Sweden (Kingdom of)
3.50%, 12/01/15	4,125	840,459
3.50%, 12/01/28	2,305	627,973
4.00%, 12/01/20	1,680	421,135

		1,889,567
TURKEY—4.46%
Turkey (Republic of)
3.00%, 01/06/21	661	346,049
4.00%, 04/01/20	291	165,631
7.00%, 10/01/14	1,016	621,767
12.00%, 08/14/13	1,238	794,047

		1,927,494
UNITED KINGDOM—13.55%
United Kingdom
0.63%, 03/22/40	223	422,995
0.63%, 11/22/42	157	306,308
0.75%, 11/22/47	38	78,252
1.25%, 11/22/17	343	627,796
1.25%, 11/22/32	294	601,016
1.25%, 11/22/55	342	871,657
1.88%, 11/22/22	310	621,438
2.00%, 01/26/35	151	485,363
2.50%, 07/26/16	116	627,729
2.50%, 07/17/24	188	975,002
4.13%, 07/22/30	47	233,421

		5,850,977

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $42,173,159)		42,568,182

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

January 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	11,070	11,070

		11,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,070)		11,070

TOTAL INVESTMENTS IN SECURITIES—98.59%
(Cost: $42,184,229)		42,579,252
Other Assets, Less Liabilities—1.41%		609,743

NET ASSETS—100.00%		$43,188,995

(a)	Principal amounts shown are in the local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2012

Security	Principal (000s)	Value

QUASI-SOVEREIGN BONDS & NOTES(a)—16.83%

BRAZIL—1.05%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19(b)	$33,900	$39,196,875

		39,196,875
CHILE—0.97%
Corporacion Nacional del Cobre de Chile
3.75%, 11/04/20(b)	16,700	17,389,710
3.88%, 11/03/21(b)	17,806	18,692,383

		36,082,093
CHINA—0.88%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20(b)	33,352	32,640,092

		32,640,092
INDONESIA—1.29%
Majapahit Holding BV
7.75%, 01/20/20(b)	27,100	32,045,750
PT Pertamina Persero Tbk
5.25%, 05/23/21(b)	15,600	16,263,000

		48,308,750
KAZAKHSTAN—2.69%
KazMunaiGaz Finance Sub BV
6.38%, 04/09/21(b)	37,410	39,280,500
9.13%, 07/02/18(b)	42,118	50,962,780
11.75%, 01/23/15(b)	8,500	10,242,500

		100,485,780
MALAYSIA—2.22%
Petronas Capital Ltd.
5.25%, 08/12/19(b)	73,224	82,929,929

		82,929,929
MEXICO—2.46%
Comision Federal de Electricidad
4.88%, 05/26/21(b)	5,066	5,167,320
Pemex Project Funding Master Trust
6.63%, 06/15/35	28,476	31,964,310
Petroleos Mexicanos
8.00%, 05/03/19	43,731	54,773,077

		91,904,707
PHILIPPINES—1.18%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19(b)	36,273	44,071,695

		44,071,695

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2012

RUSSIA—1.04%
RSHB Capital SA
9.00%, 06/11/14(b)	6,545	7,215,863
Russian Agricultural Bank OJSC
6.30%, 05/15/17(b)	9,901	10,272,287
Vnesheconombank Via VEB Finance PLC
6.90%, 07/09/20(b)	20,001	21,201,060

		38,689,210
SOUTH AFRICA—0.71%
Eskom Holdings Ltd.
5.75%, 01/26/21(b)	25,450	26,595,250

		26,595,250
UKRAINE—0.83%
Naftogaz Ukraine
9.50%, 09/30/14	32,205	30,957,056

		30,957,056
VENEZUELA—1.51%
Petroleos de Venezuela SA
5.38%, 04/12/27	34,246	17,807,920
5.50%, 04/12/37(b)	7,960	3,999,900
8.50%, 11/02/17(b)	36,154	29,013,585
12.75%, 02/17/22(b)	6,200	5,446,700

		56,268,105

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $608,517,400)		628,129,542

SOVEREIGN BONDS & NOTES(a)—80.05%

ARGENTINA—2.36%
Argentina (Republic of)
2.50%, 12/31/38(c)	74,580	28,713,300
8.28%, 12/31/33(d)	57,340	45,442,336
8.28%, 12/31/33(d)	18,170	13,991,279

		88,146,915
BELARUS—0.43%
Belarus (Republic of)
8.75%, 08/03/15(b)	17,442	16,133,850

		16,133,850
BRAZIL—6.66%
Brazil (Federative Republic of)
7.13%, 01/20/37	85,035	116,072,775
8.00%, 01/15/18	50,172	59,955,540
10.13%, 05/15/27	28,154	46,735,640
11.00%, 08/17/40	19,323	25,709,252

		248,473,207

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2012

BULGARIA—0.61%
Bulgaria (Republic of)
8.25%, 01/15/15(b)	20,340	22,958,775

		22,958,775
CHILE—0.94%
Chile (Republic of)
3.25%, 09/14/21	4,574	4,670,832
3.88%, 08/05/20	28,072	30,442,119

		35,112,951
COLOMBIA—5.21%
Colombia (Republic of)
6.13%, 01/18/41	20,224	24,420,480
7.38%, 01/27/17	27,256	33,388,600
7.38%, 03/18/19	68,250	86,677,500
7.38%, 09/18/37	36,469	50,144,875

		194,631,455
CROATIA—1.75%
Croatia (Government of)
6.38%, 03/24/21(b)	7,500	6,956,250
6.63%, 07/14/20(b)	34,765	32,939,838
6.75%, 11/05/19(b)	6,330	6,076,800
6.75%, 11/05/19(e)	20,318	19,302,100

		65,274,988
DOMINICAN REPUBLIC—0.67%
Dominican Republic (Government of)
7.50%, 05/06/21(b)	24,429	24,917,580

		24,917,580
EGYPT—0.43%
Egypt (Arab Republic of)
5.75%, 04/29/20(b)	17,628	15,953,340

		15,953,340
EL SALVADOR—0.45%
El Salvador (Republic of)
7.65%, 06/15/35(b)	16,161	16,726,635

		16,726,635
HUNGARY—2.45%
Hungary (Republic of)
4.75%, 02/03/15	16,272	15,234,660
6.25%, 01/29/20	32,431	29,998,675
6.38%, 03/29/21	1,000	925,000
7.63%, 03/29/41	48,836	45,173,300

		91,331,635
INDONESIA—4.80%
Indonesia (Republic of)
4.88%, 05/05/21(b)	5,020	5,396,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2012

6.63%, 02/17/37(b)	62,328	76,040,160
6.88%, 01/17/18(b)	82,367	97,707,854

		179,144,514
IRAQ—0.90%
Iraq (Republic of)
5.80%, 01/15/28(b)	43,599	33,789,225

		33,789,225
IVORY COAST—0.62%
Ivory Coast (Republic of)
2.50%, 12/31/32(b)(c)(f)	40,341	23,095,223

		23,095,223
LEBANON—2.86%
Lebanon (Republic of)
6.10%, 10/04/22(b)	19,686	20,030,505
6.38%, 03/09/20	25,068	26,540,745
8.25%, 04/12/21(b)	18,680	22,135,800
9.00%, 03/20/17	32,030	38,195,775

		106,902,825
LITHUANIA—2.24%
Lithuania (Republic of)
6.75%, 01/15/15(b)	33,900	35,764,500
7.38%, 02/11/20(b)	44,409	47,850,697

		83,615,197
MEXICO—5.03%
United Mexican States
3.63%, 03/15/22	12,000	12,180,000
5.63%, 01/15/17	67,800	77,631,000
5.88%, 02/17/14	240	258,960
6.05%, 01/11/40	16,238	19,688,575
6.75%, 09/27/34	60,342	78,142,890

		187,901,425
PANAMA—2.16%
Panama (Republic of)
5.20%, 01/30/20	16,923	19,232,989
6.70%, 01/26/36	25,335	32,302,125
7.25%, 03/15/15	25,156	29,080,336

		80,615,450
PERU—4.11%
Peru (Republic of)
6.55%, 03/14/37	82,909	104,258,067
7.13%, 03/30/19	38,985	49,218,563

		153,476,630
PHILIPPINES—5.90%
Philippines (Republic of the)
5.00%, 01/13/37	8,814	9,045,367
7.75%, 01/14/31	121,023	164,591,280
8.38%, 06/17/19	35,386	46,621,055

		220,257,702

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2012

POLAND—4.13%
Poland (Republic of)
5.00%, 10/19/15	37,946	40,317,625
5.00%, 03/23/22	22,184	22,433,570
5.13%, 04/21/21	29,996	30,970,870
6.38%, 07/15/19	53,718	60,298,455

		154,020,520
RUSSIA—6.66%
Russian Federation (The)
3.63%, 04/29/15(b)	13,200	13,464,000
5.00%, 04/29/20(b)	30,000	31,425,000
5.74%, 04/03/17	10,423	10,813,863
7.50%, 03/31/30(b)(c)	113,949	135,029,695
11.00%, 07/24/18(b)	21,200	29,574,000
12.75%, 06/24/28(b)	16,100	28,175,000

		248,481,558
SERBIA—0.43%
Serbia (Republic of)
7.25%, 09/28/21(b)	16,126	16,005,055

		16,005,055
SOUTH AFRICA—2.50%
South Africa (Republic of)
5.50%, 03/09/20	33,790	37,380,187
5.88%, 05/30/22	29,610	33,385,275
6.50%, 06/02/14	10,438	11,481,800
6.88%, 05/27/19	9,288	11,099,160

		93,346,422
SRI LANKA—0.90%
Sri Lanka (Government of)
6.25%, 10/04/20(b)	22,980	22,922,550
6.25%, 07/27/21(b)	10,906	10,769,675

		33,692,225
TURKEY—6.95%
Turkey (Republic of)
6.00%, 01/14/41	7,000	6,571,250
6.75%, 04/03/18	27,192	29,843,220
6.75%, 05/30/40	8,882	9,059,640
6.88%, 03/17/36	107,051	111,466,854
7.00%, 06/05/20	2,500	2,746,875
7.25%, 03/15/15	91,176	99,609,780

		259,297,619
UKRAINE—1.87%
Ukraine (Government of)
6.58%, 11/21/16(b)	21,075	18,493,313
7.75%, 09/23/20(b)	58,338	51,410,362

		69,903,675

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2012

URUGUAY—2.10%
Uruguay (Republic of)
7.63%, 03/21/36	56,931	78,564,780

		78,564,780
VENEZUELA—3.45%
Venezuela (Republic of)
5.75%, 02/26/16(b)	27,160	22,203,300
7.00%, 03/31/38(b)	5,300	3,272,750
7.75%, 10/13/19(b)	19,402	14,745,520
8.25%, 10/13/24(b)	10,277	7,296,670
9.00%, 05/07/23(b)	7,585	5,726,675
9.25%, 09/15/27	27,897	21,550,432
9.25%, 05/07/28(b)	2,000	1,480,000
9.38%, 01/13/34	5,182	3,847,635
11.95%, 08/05/31(b)	19,666	17,178,251
12.75%, 08/23/22(b)	32,786	31,474,560

		128,775,793
VIETNAM—0.48%
Vietnam (Republic of)
6.75%, 01/29/20(b)	17,628	17,936,490

		17,936,490

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $2,891,030,009)		2,988,483,659

U.S. GOVERNMENT OBLIGATIONS—0.53%
U.S. Treasury Notes
2.13%, 08/15/21	4,606	4,758,574
3.25%, 06/30/16	13,559	15,139,464

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $18,465,170)		19,898,038

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(g)(h)	44,138,638	44,138,638

		44,138,638

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,138,638)		44,138,638

TOTAL INVESTMENTS IN SECURITIES—98.59%
(Cost: $3,562,151,217)		3,680,649,877
Other Assets, Less Liabilities—1.41%		52,566,787

NET ASSETS—100.00%		$3,733,216,664

(a)	Investments are denominated in U.S. dollars.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Issuer is in default of interest payments.
(g)	Affiliated issuer. See Note 2.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

January 31, 2012

Security	Principal [a] (000s)	Value

FOREIGN GOVERNMENT BONDS & NOTES—97.05%

AUSTRALIA—4.69%
Australia (Commonwealth of)
4.50%, 10/21/14	$1,134	$1,246,303
5.50%, 12/15/13	2,380	2,635,072
6.25%, 06/15/14	2,278	2,588,764
6.50%, 05/15/13	1,226	1,355,023

		7,825,162
AUSTRIA—3.41%
Austria (Republic of)
3.40%, 10/20/14	300	417,908
3.80%, 10/20/13(b)	2,012	2,773,558
4.30%, 07/15/14	1,770	2,506,364

		5,697,830
BELGIUM—4.63%
Belgium (Kingdom of)
4.00%, 03/28/13	2,230	3,014,200
4.00%, 03/28/14	2,417	3,312,901
4.25%, 09/28/14	1,007	1,399,903

		7,727,004
CANADA—4.63%
Canada (Government of)
1.50%, 11/01/13	673	677,208
2.00%, 12/01/14	517	529,135
2.25%, 08/01/14	629	646,280
2.50%, 09/01/13	1,555	1,587,655
3.00%, 06/01/14	918	957,499
3.50%, 06/01/13	2,625	2,704,704
5.00%, 06/01/14	566	616,310

		7,718,791
DENMARK—3.23%
Denmark (Kingdom of)
2.00%, 11/15/14	11,687	2,155,977
5.00%, 11/15/13	16,923	3,235,012

		5,390,989
FINLAND—1.80%
Finland (Republic of)
3.13%, 09/15/14	1,140	1,594,973
5.38%, 07/04/13	1,003	1,407,590

		3,002,563
FRANCE—7.13%
France (Republic of)
2.00%, 09/25/13	602	803,990
2.50%, 01/12/14	2,516	3,396,328
2.50%, 01/15/15	428	580,382
3.00%, 07/12/14	2,239	3,074,315

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

January 31, 2012

4.00%, 04/25/13	1,090	1,485,679
4.00%, 04/25/14	777	1,085,544
4.50%, 07/12/13	1,062	1,465,977

		11,892,215
GERMANY—8.75%
Germany (Federal Republic of)
0.25%, 12/13/13	270	353,913
0.75%, 09/13/13	1,381	1,825,297
1.50%, 03/15/13	811	1,078,010
1.75%, 06/14/13	767	1,026,180
3.50%, 04/12/13	547	744,785
3.75%, 07/04/13	316	434,616
3.75%, 01/04/15	949	1,366,070
4.00%, 10/11/13	1,806	2,517,695
4.25%, 01/04/14	267	377,044
4.25%, 07/04/14	3,400	4,881,781

		14,605,391
GREECE—3.58%
Hellenic Republic
4.00%, 08/20/13	2,763	911,156
4.50%, 05/20/14	4,030	1,288,011
4.60%, 05/20/13	4,267	1,320,351
5.50%, 08/20/14	5,900	1,745,379
6.50%, 01/11/14	2,136	703,207

		5,968,104
IRELAND—3.29%
Ireland (Government of)
4.00%, 01/15/14	2,907	3,737,332
5.00%, 04/18/13	1,329	1,745,729

		5,483,061
ITALY—8.66%
Italy (Republic of)
2.00%, 06/01/13	120	154,646
2.25%, 11/01/13	3,009	3,858,391
3.00%, 04/01/14	731	945,544
3.50%, 06/01/14	959	1,248,613
3.75%, 12/15/13	683	897,201
4.25%, 07/01/14	256	337,938
4.25%, 08/01/14	1,479	1,958,949
4.75%, 02/01/13	3,208	4,283,042
6.00%, 11/15/14	551	756,738

		14,441,062
JAPAN—22.41%
Japan (Government of)
0.10%, 10/15/13	680,000	8,915,000
0.20%, 06/15/13	329,400	4,324,709
0.20%, 08/15/13	680,000	8,928,913
0.60%, 09/20/14	357,000	4,735,248
1.30%, 03/20/13	42,500	564,757
1.60%, 06/20/14	170,000	2,306,025
1.60%, 09/20/14	42,500	578,301
5.00%, 09/22/14	476,000	7,032,939

		37,385,892

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

January 31, 2012

NETHERLANDS—4.62%
Netherlands (Kingdom of the)
1.00%, 01/15/14	850	1,127,035
2.75%, 01/15/15	480	667,967
3.75%, 07/15/14	1,020	1,442,984
4.25%, 07/15/13	3,230	4,470,296

		7,708,282
NORWAY—1.06%
Norway (Kingdom of)
6.50%, 05/15/13	9,775	1,777,107

		1,777,107
PORTUGAL—2.42%
Portugal (Republic of)
3.60%, 10/15/14	132	109,129
4.38%, 06/16/14	1,581	1,410,082
5.45%, 09/23/13	2,381	2,524,450

		4,043,661
SPAIN—4.72%
Spain (Kingdom of)
2.50%, 10/31/13	1,564	2,060,457
3.30%, 10/31/14	596	793,075
3.40%, 04/30/14	425	568,319
4.20%, 07/30/13	1,870	2,518,300
4.25%, 01/31/14	170	230,082
4.75%, 07/30/14	816	1,125,610
5.00%, 07/30/12	440	585,047

		7,880,890
SWEDEN—1.07%
Sweden (Kingdom of)
6.75%, 05/05/14	10,795	1,791,478

		1,791,478
SWITZERLAND—2.35%
Swiss Confederation
2.75%, 06/10/12	850	932,640
4.00%, 02/11/13	765	862,913
4.25%, 01/06/14	1,802	2,121,210

		3,916,763
UNITED KINGDOM—4.60%
United Kingdom Treasury Bond
2.25%, 03/07/14	2,592	4,252,203
2.75%, 01/22/15	400	674,042
4.50%, 03/07/13	938	1,546,777

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

January 31, 2012

5.00%, 09/07/14	680	1,201,254

		7,674,276

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $172,816,243)		161,930,521

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	210,736	210,736

		210,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $210,736)		210,736

TOTAL INVESTMENTS IN SECURITIES—97.18%
(Cost: $173,026,979)		162,141,257
Other Assets, Less Liabilities—2.82%		4,704,548

NET ASSETS—100.00%		$166,845,805

(a)	Principal amounts shown are in the local currency of the issuer.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2012

Security	Principal [a] (000s)	Value

FOREIGN GOVERNMENT BONDS & NOTES—97.26%

AUSTRALIA—3.70%
Australia (Commonwealth of)
4.25%, 07/21/17	$302	$334,155
5.25%, 03/15/19	930	1,093,637
5.50%, 12/15/13	1,178	1,304,250
5.50%, 01/21/18	470	554,117
5.50%, 04/21/23	480	581,659
5.75%, 05/15/21	300	369,015
5.75%, 07/15/22	1,170	1,445,970
6.00%, 02/15/17	1,152	1,375,304
6.25%, 04/15/15	2,829	3,285,285
6.50%, 05/15/13	642	709,563

		11,052,955
AUSTRIA—4.63%
Austria (Republic of)
3.40%, 10/20/14	4,650	6,477,567
3.80%, 10/20/13(b)	1,813	2,499,235
3.90%, 07/15/20(b)	192	271,053
4.15%, 03/15/37(b)	2,712	3,921,700
4.30%, 09/15/17(b)	120	174,056
4.35%, 03/15/19(b)	217	315,353
6.25%, 07/15/27	82	143,087

		13,802,051
BELGIUM—4.76%
Belgium (Kingdom of)
3.25%, 09/28/16	4,830	6,531,675
4.00%, 03/28/13	510	689,346
4.00%, 03/28/14	300	411,200
4.25%, 09/28/13	1,020	1,395,623
4.25%, 03/28/41	143	188,229
5.00%, 09/28/12	5	6,725
5.50%, 03/28/28	2,995	4,558,525
8.00%, 12/24/12	300	417,006

		14,198,329
CANADA—4.57%
Canada (Government of)
1.50%, 11/01/13	1,928	1,940,054
2.00%, 08/01/13	856	866,507
2.00%, 12/01/14	320	327,511
2.25%, 08/01/14	642	659,637
2.50%, 06/01/15	84	87,581
3.00%, 12/01/15	534	569,107
3.50%, 06/01/13	1,154	1,189,039
3.75%, 06/01/19	3,815	4,362,723
4.00%, 06/01/17	534	604,703
4.00%, 06/01/41	480	625,338
5.00%, 06/01/37	1,500	2,174,922
9.00%, 06/01/25	126	225,057

		13,632,179

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2012

DENMARK—2.73%
Denmark (Kingdom of)
2.00%, 11/15/14	1,714	316,193
4.00%, 11/15/15	3,000	599,028
4.00%, 11/15/19	3,100	652,806
4.50%, 11/15/39	2,784	707,006
5.00%, 11/15/13	5,640	1,078,146
7.00%, 11/10/24	17,400	4,790,772

		8,143,951
FINLAND—1.98%
Finland (Republic of)
4.00%, 07/04/25	348	522,501
4.25%, 09/15/12	696	933,802
4.25%, 07/04/15	450	655,979
4.38%, 07/04/19	2,485	3,784,364

		5,896,646
FRANCE—7.82%
France (Republic of)
2.50%, 01/15/15	2,457	3,331,769
3.50%, 04/25/20	2,910	3,996,449
3.50%, 04/25/26	259	339,084
4.00%, 10/25/13	2,327	3,211,687
4.00%, 10/25/38	1,592	2,170,160
4.00%, 04/25/55	105	142,466
4.00%, 04/25/60	141	191,595
4.25%, 10/25/18	851	1,234,837
5.00%, 10/25/16	2,783	4,158,108
5.50%, 04/25/29	150	242,246
5.75%, 10/25/32	135	228,409
6.00%, 10/25/25	150	250,631
8.50%, 04/25/23	1,980	3,843,892

		23,341,333
GERMANY—7.82%
Germany (Federal Republic of)
0.25%, 12/13/13	2,142	2,807,714
2.25%, 09/04/21	498	680,786
3.25%, 07/04/42	400	612,719
3.50%, 07/04/19	477	718,972
3.75%, 01/04/15	2,404	3,460,518
3.75%, 01/04/19	609	930,521
4.00%, 01/04/37	227	378,934
4.25%, 07/04/17	5,400	8,327,762
4.75%, 07/04/28	3,177	5,413,576

		23,331,502
GREECE—3.84%
Hellenic Republic
3.60%, 07/20/16	1,819	544,612
3.70%, 07/20/15	2,127	628,697
4.10%, 08/20/12	2,250	934,740
4.30%, 07/20/17	345	99,880
4.50%, 05/20/14	2,000	639,212
4.50%, 09/20/37	2,118	604,719
4.60%, 07/20/18	5,760	1,686,862
4.60%, 09/20/40	1,847	527,637

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2012

4.70%, 03/20/24	2,448	685,595
5.30%, 03/20/26	1,637	483,163
5.50%, 08/20/14	2,930	866,773
5.90%, 04/20/17	1,670	485,090
5.90%, 10/22/22	2,103	619,751
6.00%, 07/19/19	1,500	423,981
6.10%, 08/20/15	1,878	587,640
6.25%, 06/19/20	1,131	360,769
6.50%, 01/11/14	2,130	701,232
6.50%, 10/22/19	1,908	569,540

		11,449,893
IRELAND—2.77%
Ireland (Government of)
4.00%, 01/15/14	1,200	1,542,759
4.50%, 10/18/18	50	58,017
4.50%, 04/18/20	3,414	3,809,694
4.60%, 04/18/16	1,020	1,278,200
5.00%, 04/18/13	750	985,174
5.40%, 03/13/25	526	600,146

		8,273,990
ITALY—8.97%
Italy (Republic of)
3.00%, 03/01/12	892	1,168,451
3.00%, 04/01/14	346	447,549
3.00%, 06/15/15	2,790	3,523,952
3.00%, 11/01/15	644	808,406
3.75%, 08/01/16	330	418,922
3.75%, 08/01/21	900	1,015,198
4.00%, 02/01/17	644	816,502
4.00%, 02/01/37	3,240	3,086,668
4.25%, 08/01/13	2,070	2,742,602
4.25%, 02/01/15	450	594,686
4.50%, 08/01/18	70	88,796
4.50%, 02/01/20	4,957	6,096,409
4.50%, 03/01/26	363	403,589
4.75%, 02/01/13	450	600,801
5.25%, 08/01/17	960	1,271,856
6.00%, 11/15/14	534	733,390
6.00%, 05/01/31	1,080	1,339,340
6.50%, 11/01/27	283	373,669
7.25%, 11/01/26	870	1,244,412

		26,775,198
JAPAN—22.58%
Japan (Government of)
0.10%, 10/15/13	510,000	6,686,251
0.90%, 12/20/12	248,550	3,282,329
0.90%, 06/20/14	150,000	2,002,131
1.10%, 12/20/21	75,300	1,000,014
1.50%, 09/20/15	1,020,000	13,978,080
1.50%, 12/20/17	645,000	8,985,506
1.80%, 09/20/31	75,000	995,154
1.80%, 11/22/32	30,000	396,441
2.00%, 09/20/41	82,500	1,102,481
2.10%, 12/20/21	22,850	331,839
2.10%, 03/20/25	60,000	862,780
2.10%, 12/20/26	255,000	3,630,264
2.20%, 09/21/20	906,000	13,267,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2012

2.20%, 09/20/28	135,000	1,926,454
2.20%, 03/20/30	270,000	3,828,724
2.20%, 03/20/31	89,450	1,265,063
2.40%, 03/20/48	81,950	1,168,591
2.50%, 09/20/36	150,000	2,224,957
2.50%, 09/20/37	30,000	445,255

		67,379,956
NETHERLANDS—4.54%
Netherlands (Kingdom of the)
2.75%, 01/15/15	3,330	4,634,022
3.75%, 01/15/23	5,340	7,926,888
3.75%, 01/15/42	203	331,720
4.00%, 07/15/19	150	225,609
4.25%, 07/15/13	300	415,198

		13,533,437
NORWAY—0.79%
Norway (Kingdom of)
3.75%, 05/25/21	600	114,730
4.25%, 05/19/17	100	19,205
4.50%, 05/22/19	5,910	1,169,682
5.00%, 05/15/15	2,014	382,262
6.50%, 05/15/13	3,720	676,301

		2,362,180
PORTUGAL—2.62%
Portugal (Republic of)
3.35%, 10/15/15	1,800	1,364,987
3.60%, 10/15/14	690	570,449
3.85%, 04/15/21	902	509,133
4.10%, 04/15/37	1,184	595,730
4.20%, 10/15/16	690	473,948
4.35%, 10/16/17	760	459,608
4.38%, 06/16/14	450	401,351
4.45%, 06/15/18	810	481,362
4.75%, 06/14/19	1,112	643,844
4.80%, 06/15/20	1,027	579,594
4.95%, 10/25/23	696	372,843
5.45%, 09/23/13	960	1,017,838
6.40%, 02/15/16	420	333,909

		7,804,596
SPAIN—4.54%
Spain (Kingdom of)
2.50%, 10/31/13	390	513,797
3.00%, 04/30/15	3,240	4,260,067
4.10%, 07/30/18	453	596,658
4.20%, 01/31/37	240	253,854
4.70%, 07/30/41	831	935,693
4.80%, 01/31/24	2,596	3,261,077
5.00%, 07/30/12	983	1,307,048
5.50%, 07/30/17	600	849,277
5.75%, 07/30/32	780	1,027,073
6.15%, 01/31/13	392	533,319

		13,537,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2012

SWEDEN—2.21%
Sweden (Kingdom of)
3.00%, 07/12/16	6,000	952,762
3.50%, 03/30/39	8,250	1,536,562
4.25%, 03/12/19	150	26,192
4.50%, 08/12/15	1,050	172,837
6.75%, 05/05/14	23,550	3,908,226

		6,596,579
SWITZERLAND—1.78%
Swiss Confederation
2.50%, 03/12/16	442	526,497
2.75%, 06/10/12	570	625,418
3.00%, 05/12/19	2,875	3,696,294
4.00%, 04/08/28	300	471,727

		5,319,936
UNITED KINGDOM—4.61%
United Kingdom Treasury Bond
2.25%, 03/07/14	1,141	1,871,822
2.75%, 01/22/15	707	1,191,370
4.00%, 09/07/16	442	797,018
4.00%, 03/07/22	2,270	4,222,490
4.00%, 01/22/60	150	294,344
4.75%, 12/07/38	2,462	5,169,597
5.00%, 03/07/25	100	205,427

		13,752,068

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $300,833,310)		290,184,642

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	678,357	678,357

		678,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $678,357)		678,357

TOTAL INVESTMENTS IN SECURITIES—97.49%
(Cost: $301,511,667)		290,862,999
Other Assets, Less Liabilities—2.51%		7,494,152

NET ASSETS—100.00%		$298,357,151

(a)	Principal amounts shown are in the local currency of the issuer.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund	iShares Fund
Barclays TIPS Bond	International Inflation-Linked Bond
Barclays 0-5 Year TIPS Bond	J.P. Morgan USD Emerging Markets Bond
Floating Rate Note	S&P/Citigroup 1-3 Year International Treasury Bond
Global Inflation-Linked Bond	S&P/Citigroup International Treasury Bond

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and exchange-traded financial futures contracts. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

	Investments
iShares Fund and Investment Type	Level 1	Level 2	Level 3	Total
Barclays TIPS Bond
Assets:
U.S. Government Obligations	$—	$23,057,271,422	$—	$23,057,271,422
Short-Term Investments	9,485,114,292	—	—	9,485,114,292

	$9,485,114,292	$23,057,271,422	$—	$32,542,385,714

Barclays 0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$272,511,461	$—	$272,511,461
Short-Term Investments	39,152,466	—	—	39,152,466

	$39,152,466	$272,511,461	$—	$311,663,927

Floating Rate Note
Assets:
Corporate Bonds & Notes	$—	$58,385,486	$—	$58,385,486
Foreign Government Bonds & Notes	—	1,899,454	—	1,899,454
Short-Term Investments	6,958,435	1,799,998	—	8,758,433

	$6,958,435	$62,084,938	$—	$69,043,373

Global Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$9,888,595	$—	$9,888,595
U.S. Government Obligations	—	5,274,389	—	5,274,389
Short-Term Investments	91,784	—	—	91,784

	$91,784	$15,162,984	$—	$15,254,768

International Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$42,568,182	$—	$42,568,182
Short-Term Investments	11,070	—	—	11,070

	$11,070	$42,568,182	$—	$42,579,252

J.P. Morgan USD Emerging Markets Bond
Assets:
Quasi-Sovereign Bonds & Notes	$—	$628,129,542	$—	$628,129,542
Sovereign Bonds & Notes	—	2,988,483,659	—	2,988,483,659
U.S. Government Obligations	—	19,898,038	—	19,898,038
Short-Term Investments	44,138,638	—	—	44,138,638

	$44,138,638	$3,636,511,239	$—	$3,680,649,877

S&P/Citigroup 1-3 Year International Treasury Bond
Assets:
Foreign Government Bonds & Notes	$—	$161,930,521	$—	$161,930,521
Short-Term Investments	210,736	—	—	210,736

	$210,736	$161,930,521	$—	$162,141,257

S&P/Citigroup International Treasury Bond
Assets:
Foreign Government Bonds & Notes	$—	$290,184,642	$—	$290,184,642
Short-Term Investments	678,357	—	—	678,357

	$678,357	$290,184,642	$—	$290,862,999

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays TIPS Bond	$29,791,447,084	$2,804,434,219	$(53,495,589)	$2,750,938,630
Barclays 0-5 Year TIPS Bond	307,675,659	4,112,185	(123,917)	3,988,268
Floating Rate Note	69,548,433	55,431	(560,491)	(505,060)
Global Inflation-Linked Bond	15,015,531	620,744	(381,507)	239,237
International Inflation-Linked Bond	42,240,416	1,829,914	(1,491,078)	338,836
J.P. Morgan USD Emerging Markets Bond	3,573,818,252	157,162,589	(50,330,964)	106,831,625
S&P/Citigroup 1-3 Year International Treasury Bond	173,229,161	1,534,567	(12,622,471)	(11,087,904)
S&P/Citigroup International Treasury Bond	302,865,000	10,843,625	(22,845,626)	(12,002,001)

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended January 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Floating Rate Note
PNC Funding Corp.
0.75%, 01/31/14	$400	$—	($150)	$250	$246,863	$862	($1,652)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 18, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 18, 2012